Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / Waived By	Waiver in File?
XXXXXX	245NQM881	XXXXXX	Closed	2023-10-02 14:24	2024-02-02 21:04	Acknowledged	2 - Non-Material	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Acknowledged- - Due Diligence Vendor-02/02/2024
Unable to Resolve-Unable to Resolve-Document Uploaded. See attached exception waiver form with verified comp factors enclosed. - Seller-01/30/2024
Counter-The borrower was given $XXXXXX credit at closing; however, they still had to bring in $XXXXXX to close after the credit was applied (if not they would have had to bring in $XXXXXX to closing). It is unclear how this $XXXXXX impacts the reserve calculation. Please see the original condition. - Due Diligence Vendor-10/17/2023
Ready for Review-Hi, There is a $XXXXXX that is being subtracted twice for this transaction. The payment for title was made on 8/29 and cleared on 8/30 on the bank statement. On the HUD there is a Credit Deposit charge for $XXXXXX. This since this was payment was made pre close. When calculating PITI you need to first subtract $XXXXXX off the Closing cost. You are left with $XXXXXX then Minus that to the bank statement which will give you $XXXXXX- $XXXXXX = XXXXXX. Which is over your requirement of $XXXXXX - Seller-10/13/2023
Counter-The final settlement statements indicates the borrower was required to bring $XXXXXX to closing, leaving only $XXXXXX for reserves (or 5.48 months). Please provide documentation which supports the borrower has six months of PITI in reserves, or $XXXXXX. Or, provide an exception with an authorized signature and compensating factors noted - Due Diligence Vendor-10/12/2023
Open-Audited Reserves of 5.48 month(s) are less than Guideline Required Reserves of 6 month(s). Asset Based Lending Guidelines require the borrower to have six months of PITI in reserves after closing. Please provide documentation which supports the borrower has six months of PITI in reserves, or $XXXXXX. Or, provide an exception with an authorized signature and compensating factors noted. - Due Diligence Vendor-10/12/2023
Ready for Review-Document Uploaded. I reuploaded the bank statements that shows that they have $XXXXXX. Which is more than enough to cover 6 months of PITI. - Seller-10/10/2023	Unable to Resolve-Unable to Resolve-Document Uploaded. See attached exception waiver form with verified comp factors enclosed. - Seller-01/30/2024
 Ready for Review-Hi, There is a $XXXXXX that is being subtracted twice for this transaction. The payment for title was made on 8/29 and cleared on 8/30 on the bank statement. On the HUD there is a Credit Deposit charge for $XXXXXX. This since this was payment was made pre close. When calculating PITI you need to first subtract $XXXXXX off the Closing cost. You are left with $XXXXXX then Minus that to the bank statement which will give you $XXXXXX- $XXXXXX = XXXXXX. Which is over your requirement of $XXXXXX - Seller-10/13/2023
 Ready for Review-Document Uploaded. I reuploaded the bank statements that shows that they have $XXXXXX. Which is more than enough to cover 6 months of PITI.  - Seller-10/10/2023
														Acknowledged- - Due Diligence Vendor-02/02/2024	Bank Statement - XXXXXX - 12786 - August - $71,300.44.pdf 20240130_ABL-VPM_exception_waiver_form.docx		Strongly cash flowing SFR in XX with 1.07 DSCR., 75% LTV, 725 credit score	OH	Investment	Purchase	NA	Originator Post-Close	Yes
XXXXXX	245NQM881	XXXXXX	Closed	2023-10-02 14:31	2024-01-29 17:11	Resolved	1 - Information	Compliance	Disclosure	Principal and Interest payment on note does not match loan terms of the note	Resolved-Corrected, signed NOTE provided. - Due Diligence Vendor-01/29/2024
												Open-The executed Note in the file states an incorrect principal and interest payment of $XXXXXX. Based on a loan amount of $XXXXXX, amortization of 360 months, and interest rate of 8.375%, the correct principal and interest payment is $XXXXXX. Please provide an amended Note signed by the borrower which states the monthly payment as $XXXXXX. Any form of alteration to the existing Note will not be accepted. - Due Diligence Vendor-10/02/2023		Resolved-Corrected, signed NOTE provided. - Due Diligence Vendor-01/29/2024				OH	Investment	Purchase	NA	N/A	N/A
XXXXXX	245NQM881	XXXXXX	Closed	2023-10-02 14:43	2023-10-28 16:13	Resolved	1 - Information	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved- - Due Diligence Vendor-10/28/2023
Ready for Review-Document Uploaded.  - Seller-10/24/2023
												Open-Asset Based Lending Guidelines require the hazard insurance policy to include 6 months of rent loss coverage. The policy provided for the subject loan does not specifically indicate that the amount of rent loss coverage is for 6 months of rent ($XXXXXX), only that the coverage is "included". Please provide documentation that confirms the rent loss coverage in effect is in an amount of at least $XXXXXX. - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. - Seller-10/24/2023		LLP Policy Jacket (1).pdf Insurance email on Rental loss .png			OH	Investment	Purchase	NA	N/A	N/A
XXXXXX	245NQM881	XXXXXX	Closed	2023-10-02 14:35	2023-10-06 13:28	Resolved	1 - Information	Credit	Missing Doc	Missing entity formation documentation	Resolved- - Due Diligence Vendor-10/06/2023
Ready for Review-Document Uploaded. Hi please see attached image of the EIN  - Seller-10/04/2023
												Open-Asset Based Lending Guidelines require that a Federal EIN Certificate be provided for the borrowing entity. This documentation was not located in the loan file. Please provide a Federal EIN Certificate for borrowing entity XXXXXX, LLC. - Due Diligence Vendor-10/02/2023	Ready for Review-Document Uploaded. Hi please see attached image of the EIN - Seller-10/04/2023		LLC - EIN - XXXXXX LLC.pdf.jpg			OH	Investment	Purchase	NA	N/A	N/A